CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Ordinary shares	Treasury shares	Additional paid-in capital	Retained Earnings	Accumulated other comprehensive (loss) income	Non controlling interest	Total
Balance at Dec. 31, 2019	$ 35	$ (1,749)	$ 387,371	$ 200,923	$ (19,937)	$ 515	$ 567,158
Balance, shares at Dec. 31, 2019	347,419,152	4,643,150
Net income				129,195		4,612	133,807
Other comprehensive income					46,204	2,234	48,438
Share-based compensation			17,908				17,908
Options exercised	$ 1		2,676				2,677
Options exercised, shares	4,916,850
Restricted shares vested	$ 1		(1)
Restricted shares vested, shares	12,899,400
Contribution from related parties			839				839
Proceeds from sale of non-controlling interest			3,657			24,431	28,088
Balance at Dec. 31, 2020	$ 37	$ (1,749)	412,450	330,118	26,267	31,792	798,915
Balance, shares at Dec. 31, 2020	365,235,402	4,643,150
Net income				748,924		115,923	864,847
Other comprehensive income					45,160	9,885	55,045
Subsidiary's follow-on offering of its equity interests (see Note 10)			594,301		(3,654)	344,271	934,918
Share-based compensation			10,077				10,077
Options exercised			28				28
Options exercised, shares	47,000
Restricted shares vested	$ 1		(1)
Restricted shares vested, shares	7,252,250
Balance at Dec. 31, 2021	$ 38	$ (1,749)	1,016,855	1,079,042	67,773	501,871	2,663,830
Balance, shares at Dec. 31, 2021	372,534,652	4,643,150
Net income				1,819,801		659,841	2,479,642
Other comprehensive income					(252,800)	(73,130)	(325,930)
Subsidiary's follow-on offering of its equity interests (see Note 10)			878,768		8,951	742,845	1,630,564
Share-based compensation			314,973				314,973
Options exercised			995				$ 995
Options exercised, shares	1,672,350						1,672,350
Restricted shares vested	$ 2		(2)
Restricted shares vested, shares	26,770,640
Repurchase stock		$ (124,929)					$ (124,929)
Repurchase stock (in shares)	(9,954,315)	9,954,315
Subsidiary's dividend payment						(33,762)	(33,762)
Acquisition of non-controlling interests			(386)		44	(435)	(777)
Balance at Dec. 31, 2022	$ 40	$ (126,678)	$ 2,211,203	$ 2,898,843	$ (176,032)	$ 1,797,230	$ 6,604,606
Balance, shares at Dec. 31, 2022	391,023,327	14,597,465